Quarterly Holdings Report
for
Fidelity® Limited Term Municipal Income Fund
September 30, 2024
STM-NPRT3-1124
1.807744.120
Municipal Securities - 99.1%
	Principal Amount (a)	Value ($)
ALABAMA - 2.6%
Education - 0.1%
University AL Gen Rev 5% 7/1/2031	2,285,000	2,527,326
Electric Utilities - 0.2%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007A, 1% tender 6/1/2034 (b)	5,030,000	4,934,916
Health Care - 0.4%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	8,950,000	9,775,830
Special Tax - 0.0%
Mobile Cnty AL Brd Sch Commrs 5% 3/1/2025	1,225,000	1,233,670
State G.O. - 1.9%
Black Belt Energy Gas Dist Alagas Prepay Rev 4% tender 10/1/2049 (Morgan Stanley Guaranteed) (b)	4,000,000	4,029,799
Black Belt Energy Gas District 5.25% 12/1/2026 (Morgan Stanley Guaranteed)	1,845,000	1,920,737
Black Belt Energy Gas District 5.25% 12/1/2027 (Morgan Stanley Guaranteed)	1,170,000	1,239,863
Black Belt Energy Gas District 5.25% 12/1/2028 (Morgan Stanley Guaranteed)	1,275,000	1,362,896
Black Belt Energy Gas District 5.25% 6/1/2027 (Morgan Stanley Guaranteed)	1,290,000	1,355,120
Black Belt Energy Gas District 5.25% 6/1/2028 (Morgan Stanley Guaranteed)	1,540,000	1,637,236
Black Belt Energy Gas District 5.25% 6/1/2029 (Morgan Stanley Guaranteed)	1,000,000	1,077,696
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	4,945,000	5,183,427
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,460,000	4,825,569
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2025 (Morgan Stanley Guaranteed)	725,000	726,995
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2026 (Morgan Stanley Guaranteed)	1,500,000	1,511,824
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2027 (Morgan Stanley Guaranteed)	2,440,000	2,474,667
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2028 (Morgan Stanley Guaranteed)	3,780,000	3,849,281
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,035,000	6,377,536
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	10,000,000	10,769,150
		48,341,796
Transportation - 0.0%
Birmingham AL Arpt Auth Arpt Series 2020, 5% 7/1/2026 (Build America Mutual Assurance Co Insured)	555,000	578,127
Birmingham AL Arpt Auth Arpt Series 2020, 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	500,000	533,572
		1,111,699
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2029	1,195,000	1,312,969
TOTAL ALABAMA		69,238,206
ALASKA - 0.6%
General Obligations - 0.5%
Alaska Municipal Bond Bank Authority Series 2015B TWO, 5% 3/1/2028 (d)	1,390,000	1,400,246
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028 (c)	1,300,000	1,386,550
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2029 (c)	2,000,000	2,168,134
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2030 (c)	2,000,000	2,197,448
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2031 (c)	1,500,000	1,666,137
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2032 (c)	1,750,000	1,964,226
		10,782,741
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	985,000	969,890
Transportation - 0.1%
Alaska Airport Series 2021 C, 5% 10/1/2026 (d)	1,510,000	1,568,310
TOTAL ALASKA		13,320,941
ARIZONA - 2.1%
Education - 0.1%
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 7/1/2026	275,000	279,870
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 8/1/2026	1,100,000	1,150,816
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 8/1/2027	1,500,000	1,606,804
		3,037,490
General Obligations - 0.4%
Glendale AZ Union High Sch Dst 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	200,000	208,108
Glendale AZ Union High Sch Dst 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	250,000	265,399
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2026	3,000,000	3,131,066
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	900,000	981,438
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2029 (Assured Guaranty Municipal Corp Insured)	600,000	666,108
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2025	800,000	806,887
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2026	900,000	923,218
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2027	225,000	234,487
Tucson Ariz Ctfs Partn (Tucson AZ Proj.) 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	1,245,000	1,296,847
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2026	2,000,000	2,085,625
		10,599,183
Health Care - 1.1%
Arizona Health Facs Auth Rev (Honorhealth Proj.) Series 2014A, 5% 12/1/2024	1,465,000	1,467,453
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2025	1,100,000	1,106,061
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2026	1,200,000	1,235,838
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2027	1,200,000	1,266,405
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2028	2,100,000	2,296,592
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2029	4,000,000	4,451,813
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2030	3,250,000	3,658,562
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	6,765,000	6,985,702
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023 A 2, 5% tender 1/1/2053 (b)	4,480,000	4,795,597
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) Series 2016, 5% 1/1/2026 (e)	515,000	505,635
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2029 (c)	1,000,000	1,099,124
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2030 (c)	1,250,000	1,389,589
		30,258,371
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(d)	8,765,000	9,017,085
Transportation - 0.2%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2028	1,910,000	2,054,334
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2025 (d)	1,500,000	1,519,193
		3,573,527
TOTAL ARIZONA		56,485,656
ARKANSAS - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2030 (c)	870,000	927,416
CALIFORNIA - 4.1%
Electric Utilities - 0.3%
Southern CA Pub Pwr Auth Proj (Southern Ca Pub Pwr Auth Proj.) 0.65% tender 7/1/2040 (b)	8,000,000	7,800,573
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (Escrowed to Maturity) (d)	120,000	121,317
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (d)	5,000	5,189
Port Oakland Calif Rev 5% 5/1/2027 (Escrowed to Maturity) (d)	5,000	5,321
Port Oakland Calif Rev 5% 5/1/2028 (Escrowed to Maturity) (d)	15,000	16,325
		148,152
General Obligations - 1.1%
California St Pub Wks Brd Lse Series 2023A, 5% 12/1/2029	2,000,000	2,252,175
California St Pub Wks Brd Lse Series 2023B, 5% 12/1/2028	5,950,000	6,562,741
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2028	3,450,000	3,800,927
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2028	5,000,000	5,499,555
State of California Gen. Oblig. 4% 11/1/2026	700,000	723,165
State of California Gen. Oblig. 5% 10/1/2028	4,000,000	4,408,054
State of California Gen. Oblig. 5% 11/1/2028	6,690,000	7,385,505
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	1,200,000	1,256,905
		31,889,027
Other - 0.3%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	6,155,000	6,249,069
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	780,000	702,866
		6,951,935
Transportation - 2.4%
Bay Area Toll Au CA Bridge Rev 2% tender 4/1/2056 (b)	7,365,000	7,069,233
Bay Area Toll Au CA Bridge Rev 2.85% tender 4/1/2047 (b)	3,900,000	3,892,506
Bay Area Toll Au CA Bridge Rev 2.95% tender 4/1/2047 (b)	4,770,000	4,760,643
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2026 (Build America Mutual Assurance Co Insured) (d)	1,000,000	1,034,880
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2027 (Build America Mutual Assurance Co Insured) (d)	1,340,000	1,409,866
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured) (d)	2,885,000	3,087,316
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured) (d)	3,025,000	3,298,949
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (d)	2,265,000	2,286,580
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (d)	880,000	888,384
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2025 (d)	1,305,000	1,317,434
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2026 (d)	1,545,000	1,592,543
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2027 (d)	1,615,000	1,698,238
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2026 (d)	2,645,000	2,726,392
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (d)	1,825,000	1,883,292
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2027 (d)	3,395,000	3,571,552
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2028 (d)	985,000	1,052,888
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020C, 5% 7/1/2026 (d)	1,000,000	1,034,880
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2027 (d)	2,405,000	2,511,358
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (d)	4,535,000	4,673,449
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (d)	4,590,000	4,823,104
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (d)	6,130,000	6,557,252
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (d)	4,100,000	4,457,895
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2025 (d)	1,770,000	1,786,279
		67,414,913
Water & Sewer - 0.0%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured)	1,435,000	1,304,001
TOTAL CALIFORNIA		115,508,601
COLORADO - 1.8%
Education - 0.5%
University Colo Enterprise Sys 2% tender 6/1/2054 (b)	9,030,000	9,020,611
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	1,345,000	1,312,602
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	1,625,000	1,601,647
		11,934,860
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority 5% tender 11/15/2049 (b)	615,000	646,297
General Obligations - 0.0%
Regional Trans Dist CO Ctfs Part 5% 6/1/2026	1,000,000	1,040,472
Health Care - 1.1%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	6,065,000	6,338,327
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	1,270,000	1,431,523
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	2,070,000	2,280,405
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	12,265,000	13,261,546
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 1, 5% tender 8/1/2049 (b)	2,950,000	2,964,729
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	2,035,000	2,079,394
		28,355,924
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	845,000	858,103
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	430,000	437,418
		1,295,521
Transportation - 0.2%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2029 (d)	1,205,000	1,284,337
Denver CO City & Cnty Arpt Series 2020 B 1, 5% 11/15/2024 (d)	1,500,000	1,502,137
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2026	1,750,000	1,831,640
		4,618,114
TOTAL COLORADO		47,891,188
CONNECTICUT - 2.2%
Education - 1.0%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	19,250,000	19,283,803
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	3,370,000	3,374,450
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	1,725,000	1,679,170
		24,337,423
General Obligations - 0.8%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured) (c)	1,195,000	1,321,544
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured) (c)	1,000,000	1,123,623
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured) (c)	2,700,000	3,076,754
Connecticut St Gen. Oblig. 2% 6/1/2025	1,000,000	991,175
Connecticut St Gen. Oblig. 4% 6/1/2026	1,100,000	1,127,773
Connecticut St Gen. Oblig. 5% 11/15/2026	6,000,000	6,322,196
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2030	965,000	1,068,993
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2021 A, 5% 9/1/2027	800,000	860,409
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2021 A, 5% 9/1/2028	775,000	852,573
New Haven CT Gen. Oblig. 5% 8/15/2025 (Assured Guaranty Municipal Corp Insured)	980,000	995,358
Stratford CT Gen. Oblig. Series 2018, 5% 1/1/2026	3,735,000	3,832,858
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2026	1,000,000	1,050,936
		22,624,192
Health Care - 0.4%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2025 (e)(f)	705,000	458,250
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2028 (e)(f)	1,315,000	854,750
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2029 (e)(f)	940,000	611,000
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2027	250,000	264,602
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2028	300,000	323,587
Connecticut St Health & Edl Facs Auth Revenue (Yale-New Haven Hospital Inc Proj.) Series 2024 B, 5% tender 7/1/2049 (b)	9,195,000	10,090,882
		12,603,071
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2026	1,025,000	1,074,592
TOTAL CONNECTICUT		60,639,278
DELAWARE - 0.1%
Electric Utilities - 0.1%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.05% tender 1/1/2031 (b)	1,475,000	1,445,567
DISTRICT OF COLUMBIA - 2.6%
Special Tax - 0.3%
District Columbia Income Tax Rev Series 2022C, 5% 12/1/2027	5,900,000	6,375,113
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2031	1,790,000	1,884,497
		8,259,610
Transportation - 2.0%
Metropolitan Wash DC Arpts Ath 5% 10/1/2024 (d)	4,470,000	4,470,000
Metropolitan Wash DC Arpts Ath 5% 10/1/2025 (d)	4,470,000	4,549,254
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (d)	12,905,000	13,342,367
Metropolitan Wash DC Arpts Ath Series 2014A, 5% 10/1/2026 (d)	1,140,000	1,140,304
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (d)	1,410,000	1,434,999
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2025 (d)	3,000,000	3,053,190
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2028 (d)	20,500,000	21,867,826
		49,857,940
Water & Sewer - 0.3%
District Columbia Wtr & Swr Auth Pub Util Rev 1.75% tender 10/1/2054 (b)	7,540,000	7,540,000
TOTAL DISTRICT OF COLUMBIA		65,657,550
FLORIDA - 3.8%
Education - 0.1%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2024	540,000	540,000
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2026	1,940,000	1,995,076
		2,535,076
Electric Utilities - 0.0%
Florida St Mun Pwr Agy Rev Series 2016A, 4% 10/1/2026	530,000	543,006
Escrowed/Pre-Refunded - 0.2%
Greater Orlando Aviation Auth 5% 10/1/2025 (Escrowed to Maturity) (d)	620,000	631,306
Greater Orlando Aviation Auth Series 2015A, 5% 10/1/2029 (Pre-refunded to 10/1/2025 at 100) (d)	1,070,000	1,087,396
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (Escrowed to Maturity) (d)	1,675,000	1,702,232
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (Escrowed to Maturity) (d)	2,025,000	2,099,647
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (Escrowed to Maturity) (d)	580,000	612,045
Palm Beach Cnty Fla Health Facs Auth Hosp Rev Series 2014, 5% 12/1/2024 (Escrowed to Maturity)	380,000	380,861
		6,513,487
General Obligations - 0.5%
Hillsborough Cnty FL Sch Brd Series 2017 B, 5% 7/1/2028	2,375,000	2,518,623
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2024	785,000	785,000
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	610,000	623,568
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	435,000	456,505
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	345,000	370,461
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	595,000	664,841
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	560,000	633,646
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	510,000	588,943
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	685,000	750,586
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015A, 5% 5/1/2027 (Assured Guaranty Municipal Corp Insured)	1,880,000	1,902,570
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2025	980,000	995,790
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2026	1,115,000	1,161,548
		11,452,081
Health Care - 1.0%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2026	1,920,000	1,977,336
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2028	2,115,000	2,262,818
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	3,940,000	4,325,488
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	2,675,000	3,015,217
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2029	5,000,000	5,589,627
Lee Mem Health Sys FL Hosp Rev 5% tender 4/1/2033 (b)	4,810,000	4,895,058
Palm Beach Cnty FL Health Facs (Lifespace Proj.) 4% 5/15/2029	1,440,000	1,437,690
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	2,490,000	2,494,298
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2028	150,000	159,309
		26,156,841
Housing - 0.3%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	1,270,000	1,296,092
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	2,675,000	2,706,819
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2021 1, 3% 1/1/2052	4,275,000	4,223,764
		8,226,675
Transportation - 1.7%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2025 (d)	6,645,000	6,654,096
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2024 (d)	1,300,000	1,300,000
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2025 (d)	1,500,000	1,526,595
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2024 (d)	750,000	750,000
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2025 (d)	755,000	768,386
Broward Cnty FL Arpt Sys Rev Series C, 5% 10/1/2024 (d)	1,015,000	1,015,000
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2024	1,955,000	1,955,000
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2025	1,710,000	1,739,922
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2026	1,955,000	1,987,822
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (d)	1,300,000	1,349,175
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (d)	320,000	325,420
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (d)	545,000	565,616
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2027 (d)	1,940,000	2,044,142
Lee Cnty FL Airport 5% 10/1/2024 (d)	1,795,000	1,795,000
Lee Cnty FL Airport 5% 10/1/2025 (d)	3,325,000	3,378,037
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2024 (d)	1,800,000	1,800,000
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2027	1,275,000	1,330,407
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2031 (d)	1,750,000	1,751,943
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	1,485,000	1,548,553
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	8,200,000	8,759,112
		42,344,226
TOTAL FLORIDA		97,771,392
GEORGIA - 4.4%
Education - 0.0%
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2026	1,200,000	1,237,442
Electric Utilities - 0.9%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	2,265,000	2,337,549
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	3,500,000	3,553,125
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,365,000	2,402,491
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.25% tender 11/1/2045 (b)	900,000	898,191
Georgia Mun Elec Auth Pwr Rev 4% 11/1/2024	1,420,000	1,420,590
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2026	1,125,000	1,155,534
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2027	760,000	799,382
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2025	1,000,000	1,003,844
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2026	1,000,000	1,027,141
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2029 (c)	500,000	546,543
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2029 (c)	500,000	546,543
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2030 (c)	1,000,000	1,110,983
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2030 (c)	300,000	333,295
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2031 (c)	575,000	644,791
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2031 (c)	1,350,000	1,513,857
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1ST 1995, 2.25% 7/1/2025	6,505,000	6,415,057
		25,708,916
General Obligations - 0.2%
Georgia St Gen. Oblig. Series 2016A, 5% 2/1/2027	4,980,000	5,148,913
Health Care - 0.2%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	4,840,000	4,947,057
Other - 0.0%
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2026	300,000	311,467
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2027	250,000	263,715
		575,182
State G.O. - 2.4%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	16,990,000	17,281,324
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	15,000,000	15,184,017
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2024 (Citigroup Inc Guaranteed)	1,100,000	1,099,753
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	170,000	171,206
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2026 (Citigroup Inc Guaranteed)	1,955,000	1,987,839
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2029 (Citigroup Inc Guaranteed)	2,750,000	2,955,327
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	11,820,000	12,626,284
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2028 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	1,250,000	1,334,151
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2029 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	2,700,000	2,902,919
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2030 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	3,500,000	3,778,180
		59,321,000
Transportation - 0.7%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2026 (d)	3,000,000	3,105,679
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2027 (d)	4,000,000	4,196,676
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2029 (d)	1,920,000	2,074,411
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2030 (d)	1,315,000	1,434,879
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2028 (d)	2,015,000	2,145,990
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2029 (d)	5,635,000	6,088,181
		19,045,816
TOTAL GEORGIA		115,984,326
HAWAII - 0.6%
General Obligations - 0.6%
Hawaii St Gen. Oblig. Series EZ, 5% 10/1/2026	10,000,000	10,217,544
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2026	800,000	834,951
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	1,985,000	2,090,342
Honolulu HI City & Cnty Gen. Oblig. Series C, 5% 10/1/2028	1,000,000	1,099,159
		14,241,996
Transportation - 0.0%
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (d)	1,000,000	1,054,492
TOTAL HAWAII		15,296,488
IDAHO - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	190,000	191,981
ILLINOIS - 8.5%
Education - 0.3%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2026	1,650,000	1,703,280
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2025	900,000	899,930
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2026	300,000	300,945
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2027	500,000	503,710
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2026	265,000	272,254
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2028	330,000	346,609
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2021 A, 5% 10/1/2031	3,000,000	3,428,612
		7,455,340
Escrowed/Pre-Refunded - 0.3%
Illinois Fin Auth Rev Series 2016 A, 5.25% 8/15/2028 (Pre-refunded to 8/15/2026 at 100)	1,000,000	1,044,797
Illinois Fin Auth Rev Series 2016 A, 5.25% 8/15/2029 (Pre-refunded to 8/15/2026 at 100)	5,850,000	6,112,064
Illinois Fin Auth Rev Series 2017 A, 5% 1/1/2025	740,000	742,847
Illinois Finance Authority Rev Series 2015, 5% 5/1/2045	1,190,000	1,201,917
		9,101,625
General Obligations - 4.3%
Chicago IL Brd Ed 5% 12/1/2026	485,000	497,653
Chicago IL Brd Ed 5% 12/1/2027	1,830,000	1,900,189
Chicago IL Brd Ed Series 2019 A, 0% 12/1/2026	3,500,000	3,235,036
Chicago IL Brd Ed Series 2023A, 5% 12/1/2030	5,000,000	5,337,512
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	2,005,000	2,168,061
Chicago IL Met Water Recl Dist Gen. Oblig. 5.25% 12/1/2032	2,920,000	3,442,922
Cook Cnty IL Gen. Oblig. 5% 11/15/2024	425,000	425,713
Cook Cnty IL Gen. Oblig. 5% 11/15/2025	425,000	434,538
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	850,000	891,278
Cook Cnty IL Gen. Oblig. 5% 11/15/2027	1,075,000	1,145,585
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	1,100,000	1,112,640
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	555,000	570,572
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	565,000	586,521
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	285,000	298,031
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	5,585,000	5,710,346
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2026	300,000	314,569
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2027	325,000	346,340
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2028	350,000	382,243
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	1,315,000	1,461,037
Illinois St Gen. Oblig. 5% 3/1/2026	6,880,000	7,085,248
Illinois St Gen. Oblig. 5% 3/1/2027	6,500,000	6,838,449
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2026	2,970,000	3,047,023
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	9,090,000	9,627,945
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2025	6,635,000	6,779,040
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	5,890,000	6,156,794
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2026	4,615,000	4,816,183
Illinois St Gen. Oblig. Series FEBRUARY 2014, 5% 2/1/2025	2,275,000	2,285,371
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2028	3,000,000	3,224,268
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2028	4,230,000	4,558,648
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2029	1,000,000	1,091,642
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2030	2,000,000	2,211,695
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2031	1,500,000	1,675,978
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2032	3,000,000	3,380,931
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	6,500,000	7,033,583
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Municipal Corp Insured)	2,460,000	2,511,715
Lake, Cook, Kane & McHenry Cnties Cmnty Unit School District No 220 3% 12/1/2032	1,250,000	1,226,863
Mchenry Cnty IL Comnty SD #200 0% 1/15/2026	3,695,000	3,542,948
Mchenry Cnty IL Comnty SD #200 Series 2006 B, 0% 1/15/2025	4,915,000	4,861,356
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2031	2,820,000	3,017,867
		115,234,333
Health Care - 1.8%
Illinois Fin Auth Rev (Advocate Aurora Health Inc Proj.) Series 2008 A3, 5% 11/1/2030	2,940,000	3,045,265
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2027	1,875,000	1,981,882
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2026	1,625,000	1,668,466
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2027	2,135,000	2,236,251
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2028	1,530,000	1,626,439
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2029	2,000,000	2,156,822
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2026	4,300,000	4,408,945
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2027	9,260,000	9,656,017
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2024	1,490,000	1,491,938
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2025	1,905,000	1,937,716
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2026	1,955,000	1,995,446
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2025	490,000	494,759
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2026	980,000	1,005,298
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2027	1,225,000	1,264,983
Illinois Fin Auth Rev (Rush University Medical Center Proj.) Series 2015B, 5% 11/15/2024	1,910,000	1,912,722
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 B 1, 5% tender 5/15/2050 (b)	2,125,000	2,128,775
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 B 2, 5% tender 5/15/2050 (b)	2,830,000	2,915,065
		41,926,789
Housing - 0.0%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	450,000	451,781
Special Tax - 1.3%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2026	635,000	665,837
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2027	350,000	374,932
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2028	190,000	207,581
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2029	140,000	155,689
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2030	315,000	354,692
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2025	815,000	835,568
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2026	360,000	377,482
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2027	470,000	503,481
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2028	290,000	316,834
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2029	265,000	294,698
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2030	275,000	309,652
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2028	1,000,000	1,092,532
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2029	750,000	834,051
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2030	1,000,000	1,126,008
Illinois St Sales Tax Rev 5% 6/15/2025	355,000	359,374
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured)	3,690,000	3,125,939
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured), (Assured Guaranty Municipal Corp Insured)	2,440,000	2,072,319
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (Financial Guaranty Ins CO Insured)	5,020,000	4,326,494
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 3% 6/15/2025	2,330,000	2,321,095
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	2,880,000	3,045,137
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2029	3,325,000	3,537,797
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2029	5,225,000	5,704,531
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2028	1,735,000	1,859,505
		33,801,228
Transportation - 0.5%
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2027 (d)	2,810,000	2,859,514
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2028 (d)	500,000	508,926
Chicago IL O'Hare Intl Arpt Rev (Chicago IL Ohare Pfc Proj.) Series 2012B, 4% 1/1/2027 (d)	1,220,000	1,220,229
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2026 (d)	445,000	456,027
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (d)	1,595,000	1,657,761
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (d)	215,000	223,024
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (d)	2,300,000	2,356,992
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2026 (d)	830,000	850,567
Chicago IL O'Hare Intl Arpt Rev Series A, 5% 1/1/2026 (d)	1,600,000	1,604,477
Chicago IL O'Hare Intl Arpt Rev Series A, 5% 1/1/2027 (d)	1,000,000	1,003,554
Chicago IL O'Hare Intl Arpt Rev Series A, 5% 1/1/2027 (d)	840,000	857,077
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2026 (d)	1,540,000	1,544,309
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2025	1,225,000	1,237,681
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2031	790,000	888,609
		17,268,747
TOTAL ILLINOIS		225,239,843
INDIANA - 2.4%
Electric Utilities - 0.1%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	600,000	580,558
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(d)	1,025,000	994,772
		1,575,330
Health Care - 0.9%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2031	600,000	665,299
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2032	700,000	780,841
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2019 B, 2.25% tender 12/1/2058 (b)	6,405,000	6,335,030
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023B1, 5% tender 10/1/2062 (b)	5,865,000	6,299,325
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 L, 0.7% tender 12/1/2046 (b)	1,105,000	1,070,131
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 M, 0.7% tender 12/1/2046 (b)	7,795,000	7,549,020
		22,699,646
Housing - 0.2%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	3,110,000	3,061,122
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	675,000	666,389
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	855,000	854,544
		4,582,055
Industrial Development - 0.7%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2017, 5% tender 11/1/2047 (BP PLC Guaranteed) (b)(d)	1,250,000	1,250,931
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(d)	15,985,000	16,366,588
		17,617,519
Other - 0.2%
Indiana Fin Auth Edl Facs Rev (Indianapolis Museum of Art Proj.) 4% 2/1/2029	4,000,000	4,158,621
Transportation - 0.3%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2025 (d)	1,710,000	1,714,852
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (d)	3,680,000	3,761,612
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2025 (d)	2,845,000	2,853,073
		8,329,537
TOTAL INDIANA		58,962,708
IOWA - 0.1%
Education - 0.1%
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2024 (d)	800,000	801,822
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2030 (d)	1,770,000	1,901,060
		2,702,882
TOTAL IOWA		2,702,882
KANSAS - 0.0%
Electric Utilities - 0.0%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2025	785,000	799,180
KENTUCKY - 3.7%
Electric Utilities - 0.6%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2004 A, 1.75% tender 10/1/2034 (b)(d)	9,750,000	9,228,408
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	5,750,000	5,539,580
		14,767,988
General Obligations - 0.2%
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2025	3,000,000	3,072,843
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2026	1,000,000	1,049,225
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2027	1,000,000	1,071,149
		5,193,217
Health Care - 0.5%
Ashland KY Med Ctr Rev (King's Daughters Medical Center Proj.) 5% 2/1/2025	980,000	982,775
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	5,985,000	6,219,109
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2028	2,500,000	2,701,815
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2029	1,310,000	1,437,334
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2030	1,485,000	1,643,863
		12,984,896
Housing - 0.5%
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2023A, 6% 7/1/2054	12,775,000	14,262,379
State G.O. - 1.8%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (b)	10,455,000	10,492,829
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,000,000	4,302,681
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2018 C 1, 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (b)	15,000,000	15,056,246
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% 12/1/2025 (BP PLC Guaranteed)	825,000	827,290
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% 6/1/2026 (BP PLC Guaranteed)	1,085,000	1,088,661
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	11,570,000	11,681,350
		43,449,057
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2029 (d)	1,100,000	1,179,691
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2030 (d)	1,175,000	1,273,229
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2031 (d)	1,350,000	1,474,403
		3,927,323
TOTAL KENTUCKY		94,584,860
LOUISIANA - 0.4%
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	945,000	1,043,204
Industrial Development - 0.3%
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 0% 6/1/2037 (b)	3,765,000	3,687,874
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (b)	3,320,000	3,355,406
		7,043,280
Transportation - 0.1%
New Orleans LA Aviation Board 5% 1/1/2025 (d)	195,000	195,602
New Orleans LA Aviation Board 5% 1/1/2025 (d)	1,390,000	1,394,294
New Orleans LA Aviation Board 5% 1/1/2026 (d)	490,000	501,473
		2,091,369
TOTAL LOUISIANA		10,177,853
MAINE - 0.1%
Education - 0.1%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2028	555,000	594,910
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2029	600,000	653,472
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2030	500,000	550,800
		1,799,182
General Obligations - 0.0%
Brunswick ME 2% 11/1/2031	1,015,000	908,209
Transportation - 0.0%
Portland ME Arpt Rev Series 2016, 5% 1/1/2029	690,000	704,099
TOTAL MAINE		3,411,490
MARYLAND - 1.7%
General Obligations - 0.4%
Montgomery Cnty MD Gen. Oblig. Series 2022A, 5% 8/1/2026	7,075,000	7,408,916
State of Maryland Gen. Oblig. 3% 8/1/2027	1,575,000	1,589,646
		8,998,562
Health Care - 0.5%
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020 B 1, 5% tender 7/1/2045 (b)	8,525,000	8,559,820
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020B 2, 5% tender 7/1/2045 (b)	2,480,000	2,596,730
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2025	1,730,000	1,751,492
		12,908,042
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	985,000	985,497
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,090,000	1,098,221
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2023E, 6.25% 3/1/2054	585,000	646,631
Montgomery County Housing Opportunities Commission (Montgomery Cnty MD Mhsg 1996 Proj.) Series 2021 C, 0.8% 7/1/2025	700,000	682,475
		3,412,824
Special Tax - 0.1%
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2026	1,395,000	1,473,320
Maryland St Dept Transn Cons Series 2022B, 5% 12/1/2027	1,295,000	1,400,107
		2,873,427
Transportation - 0.6%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2027 (d)	1,805,000	1,894,445
Maryland St Transn Auth Transn Series 2024 A, 5% 7/1/2031	3,770,000	4,329,373
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (d)	4,030,000	3,923,109
Maryland Trans Auth Psngr Fac Chrg Rev Series 2012B, 2.5% 6/1/2026 (d)	4,915,000	4,869,606
		15,016,533
TOTAL MARYLAND		43,209,388
MASSACHUSETTS - 1.4%
Education - 0.8%
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2025	235,000	233,712
Massachusetts Development Finance Agency (Williams College, Ma Proj.) 0.45% tender 7/1/2041 (b)	5,000,000	4,866,626
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2025 (d)	850,000	862,245
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2026 (d)	1,900,000	1,957,286
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2028 (d)	3,675,000	3,861,860
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2029 (d)	2,650,000	2,814,885
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2026 (d)	1,390,000	1,431,909
Massachusetts St Hlth & Ed Fac (Williams College, Ma Proj.) Series I, 0.7% tender 7/1/2033 (b)	1,936,000	1,884,291
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2026	2,445,000	2,577,708
		20,490,522
Escrowed/Pre-Refunded - 0.1%
Massachusetts Development Finance Agency 5% 7/1/2025 (Escrowed to Maturity)	1,915,000	1,942,516
General Obligations - 0.1%
South Hadley Mass Gen. Oblig. 2.75% 5/15/2029	1,430,000	1,397,847
Health Care - 0.3%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) 5% 7/1/2025	740,000	749,579
Massachusetts Development Finance Agency (Wellforce Inc Proj.) Series 2019 A, 5% 7/1/2025	825,000	833,574
Massachusetts Development Finance Agency (Wellforce Inc Proj.) Series 2019 A, 5% 7/1/2026	2,015,000	2,046,857
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2025	1,475,000	1,494,093
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2025	1,480,000	1,495,820
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2026	980,000	1,009,043
		7,628,966
Special Tax - 0.0%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2029	1,000,000	877,287
Transportation - 0.1%
Massachusetts St Port Auth Rev 5% 7/1/2027 (d)	500,000	527,665
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2025 (d)	1,115,000	1,129,562
		1,657,227
TOTAL MASSACHUSETTS		33,994,365
MICHIGAN - 1.9%
Education - 0.2%
Michigan St Univ Revs Series 2024A, 5% 8/15/2027	1,785,000	1,912,820
Michigan St Univ Revs Series 2024A, 5% 8/15/2028	2,125,000	2,327,473
Michigan St Univ Revs Series 2024A, 5% 8/15/2029	1,375,000	1,535,530
		5,775,823
Electric Utilities - 0.4%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	2,000,000	1,942,433
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2030	2,000,000	2,255,501
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2031	2,170,000	2,477,085
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) 1.8% tender 10/1/2049 (b)(d)	3,140,000	3,140,000
		9,815,019
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2025	10,000	10,116
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2026	5,000	5,182
		15,298
General Obligations - 0.5%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2029	1,980,000	2,152,554
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2030	2,080,000	2,289,868
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2031	2,185,000	2,423,907
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2032	2,295,000	2,567,111
Novi Comm Schl MI Series 2020 I, 4% 5/1/2025	600,000	603,588
Portage MI Pub Schs 5% 11/1/2028	985,000	1,020,047
Portage MI Pub Schs 5% 5/1/2025	1,100,000	1,112,952
		12,170,027
Health Care - 0.2%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2026	550,000	569,756
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2027	900,000	951,782
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2028	725,000	781,153
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2025	1,275,000	1,288,013
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2026	1,230,000	1,268,047
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) 0.75% 10/15/2025	1,000,000	978,206
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	635,000	580,541
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2025	500,000	505,061
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2026	750,000	772,788
		7,695,347
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	825,000	825,398
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	1,760,000	1,736,151
		2,561,549
Resource Recovery - 0.2%
Michigan St Stratg Fd Exmpt Fa (Waste Management Inc Del Proj.) 4.125% tender 8/1/2027 (b)(d)	5,500,000	5,518,311
Special Tax - 0.2%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2028	500,000	539,426
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2029	1,000,000	1,094,593
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2030	1,240,000	1,368,598
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2031	1,000,000	1,113,611
		4,116,228
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2025	2,000,000	2,017,691
TOTAL MICHIGAN		49,685,293
MINNESOTA - 1.5%
Education - 0.1%
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	1,555,000	1,557,655
Electric Utilities - 0.1%
Southern MN Mun Pwr Agy Pwr Series 2015 A, 5% 1/1/2026	2,065,000	2,119,874
General Obligations - 0.3%
Minnesota St Gen. Oblig. Series 2023A, 5% 8/1/2029	7,810,000	8,755,997
Health Care - 0.6%
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 3% 7/1/2025	615,000	606,691
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	11,835,000	12,759,914
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (b)(e)	2,430,000	2,398,140
		15,764,745
Housing - 0.2%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	630,000	680,829
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	2,890,000	3,163,942
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	540,000	597,846
		4,442,617
Transportation - 0.2%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2025 (d)	460,000	461,305
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (d)	1,125,000	1,149,949
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2027 (d)	3,800,000	3,949,524
		5,560,778
TOTAL MINNESOTA		38,201,666
MISSISSIPPI - 0.2%
Health Care - 0.2%
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2025 (e)	1,320,000	1,327,308
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2027 (e)	900,000	925,180
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2025	600,000	610,519
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2027	800,000	844,564
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	1,130,000	1,180,742
		4,888,313
TOTAL MISSISSIPPI		4,888,313
MISSOURI - 0.6%
Health Care - 0.1%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2025	710,000	712,151
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2026	980,000	1,009,016
		1,721,167
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	2,485,000	2,594,966
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	260,000	262,612
		2,857,578
Transportation - 0.4%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2026 (d)	1,185,000	1,217,920
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2026	2,190,000	2,257,002
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2027	1,535,000	1,621,551
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2027 (d)	4,065,000	4,236,888
		9,333,361
TOTAL MISSOURI		13,912,106
MONTANA - 0.2%
Housing - 0.2%
Montana St Brd Hsg Single Family Mtg (Bartrac Investments Ltd Proj.) 3% 12/1/2051	2,000,000	1,972,016
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 3.5% 6/1/2050	2,225,000	2,221,056
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	155,000	156,839
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2022 A, 3% 6/1/2052	1,565,000	1,543,521
		5,893,432
TOTAL MONTANA		5,893,432
NEBRASKA - 1.4%
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2026	1,260,000	1,297,113
Health Care - 0.1%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children'S Hospital Proj.) Series 2020B, 5% tender 11/15/2053 (b)	2,200,000	2,229,552
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049	600,000	600,253
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049	565,000	562,124
		1,162,377
Industrial Development - 0.3%
County of Washington NE (Cargill Inc Proj.) 0.9% tender 9/1/2030 (b)(d)	7,400,000	7,244,543
State G.O. - 0.8%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	11,940,000	11,996,896
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	9,280,000	9,952,960
		21,949,856
Transportation - 0.2%
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2026 (d)	750,000	772,587
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2027 (d)	1,275,000	1,337,233
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2028 (d)	1,830,000	1,950,089
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2029 (d)	1,000,000	1,081,195
		5,141,104
TOTAL NEBRASKA		39,024,545
NEVADA - 0.8%
Electric Utilities - 0.0%
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016B, 3.55% 10/1/2029	670,000	681,204
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (b)(d)	735,000	745,954
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 G, 3.625% tender 3/1/2036 (b)	535,000	539,145
		1,966,303
General Obligations - 0.2%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	1,285,000	1,337,542
Nevada St Gen. Oblig. Series 2015A, 3% 8/1/2029	2,175,000	2,178,125
		3,515,667
Transportation - 0.6%
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2025 (d)	1,795,000	1,817,433
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2027 (d)	6,000,000	6,295,013
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2025	1,275,000	1,294,739
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2027	2,245,000	2,401,925
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2030 (d)	1,000,000	1,084,065
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2031 (d)	875,000	955,053
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2032 (d)	1,225,000	1,342,567
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2033 (d)	1,250,000	1,377,884
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2034 (d)	1,400,000	1,550,114
		18,118,793
TOTAL NEVADA		23,600,763
NEW HAMPSHIRE - 1.0%
Education - 1.0%
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015 C, 3.3% tender 6/1/2038 (b)	7,500,000	7,586,969
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015A, 3.3% tender 6/1/2040 (b)	7,500,000	7,585,100
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015B, 3.3% tender 6/1/2040 (b)	7,500,000	7,585,100
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015D, 3.3% tender 6/1/2038 (b)	3,510,000	3,550,700
		26,307,869
Escrowed/Pre-Refunded - 0.0%
New Hampshire St Business Fin Auth Wtr Fac Rev Series 2014A, 5% 1/1/2025 (Escrowed to Maturity) (d)	1,000,000	1,002,715
Health Care - 0.0%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2028	1,125,000	1,213,079
TOTAL NEW HAMPSHIRE		28,523,663
NEW JERSEY - 4.3%
Education - 0.3%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2024 (d)	1,360,000	1,363,075
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2025 (d)	2,440,000	2,485,943
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2026 (d)	3,165,000	3,272,757
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2025 (d)	130,000	132,448
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2025 (d)	315,000	320,931
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2026 (d)	1,425,000	1,473,516
		9,048,670
Escrowed/Pre-Refunded - 0.0%
New Jersey Econom Dev Auth Rev Series XX, 5% 6/15/2026 (Pre-refunded to 6/15/2025 at 100)	975,000	989,543
General Obligations - 3.2%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (e)	3,410,000	3,579,712
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	2,575,000	2,677,849
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2027	1,070,000	1,137,100
New Jersey Educational Facilities Authority (New Jersey St Proj.) Series 2016 B, 4% 9/1/2026	320,000	328,494
New Jersey St Gen. Oblig. 2% 6/1/2029	1,965,000	1,829,181
New Jersey St Gen. Oblig. 4% 6/1/2031	12,715,000	13,745,485
New Jersey Trans Trust Fund Auth 0% 12/15/2025	1,140,000	1,098,657
New Jersey Trans Trust Fund Auth 0% 12/15/2025	6,400,000	6,167,898
New Jersey Trans Trust Fund Auth 0% 12/15/2026	11,265,000	10,561,443
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (Assured Guaranty Inc Insured)	1,585,000	1,487,625
New Jersey Trans Trust Fund Auth 0% 12/15/2027	6,420,000	5,839,957
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (National Public Finance Guarantee Corporation Insured)	1,820,000	1,655,564
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured)	1,370,000	1,171,336
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured)	5,400,000	4,257,118
New Jersey Trans Trust Fund Auth 5% 12/15/2025	1,680,000	1,725,479
New Jersey Trans Trust Fund Auth 5% 12/15/2026	2,600,000	2,732,577
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2027	8,000,000	8,503,844
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2028	10,000,000	10,847,796
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	1,135,000	1,209,541
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	1,250,000	1,355,040
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	1,010,000	1,111,688
		83,023,384
Health Care - 0.3%
New Jersey Health Care (AHS Hospital Corp Proj.) Series 2016, 5% 7/1/2025	275,000	279,257
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2042 (b)	3,890,000	3,942,245
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2045 (b)	2,750,000	2,846,648
		7,068,150
Housing - 0.1%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) 4% 4/1/2025	1,405,000	1,406,320
Transportation - 0.4%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	3,960,000	4,105,037
New Jersey Turnpike Authority 5% 1/1/2028	1,710,000	1,766,490
New Jersey Turnpike Authority 5% 1/1/2028	3,100,000	3,346,878
		9,218,405
TOTAL NEW JERSEY		110,754,472
NEW MEXICO - 1.3%
Education - 0.3%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2025 (d)	6,250,000	6,346,511
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2028 (d)	2,000,000	2,123,153
		8,469,664
Health Care - 0.1%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) 5% tender 8/1/2049 (b)	3,135,000	3,179,282
Housing - 0.8%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2019 C, 4% 1/1/2050	2,355,000	2,376,354
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2021 C CL I, 3% 1/1/2052	2,660,000	2,621,765
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2021 D CL I, 3% 7/1/2052	13,140,000	12,944,380
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2023 C, 5.75% 3/1/2054	1,945,000	2,124,858
		20,067,357
State G.O. - 0.1%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev Series 2019 A, 4% 11/1/2024 (Royal Bank of Canada Guaranteed)	1,450,000	1,450,079
TOTAL NEW MEXICO		33,166,382
NEW YORK - 12.6%
Education - 0.2%
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2020A, 5% 7/1/2025	750,000	762,846
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2020A, 5% 7/1/2026	500,000	522,763
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series A, 5% 7/1/2025	900,000	915,416
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) Series 2015A, 5% 7/1/2028	370,000	374,641
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2026	675,000	691,760
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2027	710,000	734,707
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2028	750,000	784,219
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2029	1,065,000	1,123,344
		5,909,696
Electric Utilities - 1.2%
Long Island Pwr Auth NY Elec 0.85% tender 9/1/2050 (b)	19,810,000	19,297,983
Long Island Pwr Auth NY Elec 1% 9/1/2025	2,805,000	2,716,585
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	3,360,000	3,230,343
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	7,365,000	7,308,434
		32,553,345
Escrowed/Pre-Refunded - 0.0%
New York St Dorm Auth Revs Non St Supported Debt Series 2015A, 5% 7/1/2028 (Pre-refunded to 7/1/2025 at 100)	30,000	30,467
New York St Dorm Auth Sales Tax Rev St Supported Series 2023 A1, 5% 3/15/2029 (Escrowed to Maturity)	15,000	16,630
New York St Dorm Auth St Pers Income Tax Rev Series 2018A, 5% 3/15/2027	970,000	1,033,031
New York State Dormitory Authority 5% 3/15/2029 (Escrowed to Maturity)	545,000	604,224
		1,684,352
General Obligations - 2.1%
City of New York NY Gen. Oblig. 5% 8/1/2027	13,205,000	14,138,871
City of New York NY Gen. Oblig. 5% 8/1/2028	11,490,000	12,571,441
City of New York NY Gen. Oblig. Series 2015 F F 1, 5% 6/1/2025	470,000	476,333
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	1,000,000	1,045,583
City of New York NY Gen. Oblig. Series FISCAL 2004 A 6, 5% 8/1/2025	250,000	250,549
City of New York NY Gen. Oblig. Series FISCAL 2014 I 1, 5% 3/1/2027	615,000	615,849
City of New York NY Gen. Oblig. Series FISCAL 2020 C 1, 5% 8/1/2030	1,000,000	1,129,494
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2028	18,750,000	20,514,754
East Hampton NY Un Free Sh Dis 2.25% 6/1/2028	505,000	481,707
Suffolk Cnty NY Gen. Oblig. Series 2022 A, 5% 6/15/2025	695,000	705,266
Suffolk Cnty NY Gen. Oblig. Series 2022 A, 5% 6/15/2029	965,000	1,073,905
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2025	800,000	818,192
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2026	410,000	430,515
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2028	670,000	736,239
		54,988,698
Housing - 2.2%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	1,540,000	1,622,707
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	690,000	704,989
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	5,210,000	5,302,099
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	8,610,000	8,814,684
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) 0.75% 5/1/2025	1,545,000	1,512,019
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021D 2, 0.65% tender 11/1/2056 (b)	2,565,000	2,497,057
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	1,770,000	1,687,173
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	6,610,000	6,216,746
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (b)	2,855,000	2,784,953
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.7% tender 11/1/2060 (b)	1,360,000	1,327,259
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	4,675,000	4,733,298
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	12,290,000	11,825,004
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	2,355,000	2,441,249
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032	300,000	297,015
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2026	1,580,000	1,632,234
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 4/1/2025	1,130,000	1,136,606
		54,535,092
Special Tax - 2.8%
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2025 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,003,958
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,027,210
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2027 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,049,575
New York NY City Transitional Fin Auth Rev Series 2015 E 1, 5% 2/1/2026	475,000	478,659
New York NY City Transitional Fin Auth Rev Series FISCAL 2017 E, 5% 2/1/2030	2,990,000	3,131,815
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2029	24,985,000	27,808,075
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2031	2,745,000	2,879,586
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2030	3,820,000	4,305,157
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2029	5,000,000	5,544,822
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2030	7,295,000	8,221,498
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2015 A, 5% 3/15/2026 (Pre-refunded to 9/15/2025 at 100)	250,000	255,795
New York State Dormitory Authority (New York State Pit Proj.) Series 2021 A, 5% 3/15/2029	955,000	1,059,061
NY Mta Dedicated Tax Fund Series 2016 A, 5% 11/15/2024	525,000	526,269
NY Mta Dedicated Tax Fund Series B 1, 4% 11/15/2025	250,000	253,611
NY Mta Dedicated Tax Fund Series B 1, 5% 11/15/2024	670,000	671,619
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	2,575,000	2,444,503
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	7,870,000	7,660,594
NY Payroll Mobility Tax 5% tender 5/15/2050 (b)	2,470,000	2,548,596
		70,870,403
Transportation - 4.1%
Metropolitan Transn Auth NY Rv Series 2015A 1, 5% 11/15/2029	765,000	773,184
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	1,500,000	1,563,223
Metropolitan Transn Auth NY Rv Series 2017 A, 5% 11/15/2025	2,620,000	2,683,200
Metropolitan Transn Auth NY Rv Series 2017 A, 5% 11/15/2026	5,815,000	6,097,839
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2024	665,000	665,862
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	4,340,000	4,668,515
New York St Brdg Auth Rev Series 2021 B, 5% 1/1/2027	1,500,000	1,585,521
New York St Twy Auth Gen Rev Series K, 5% 1/1/2032	795,000	798,725
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2024 (d)	1,500,000	1,502,433
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (d)	2,295,000	2,339,567
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2026 (d)	1,180,000	1,225,972
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2024	1,000,000	1,002,196
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2025	800,000	818,772
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2026	1,250,000	1,307,798
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2027	1,250,000	1,331,831
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2028	1,300,000	1,409,965
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (d)	13,300,000	13,818,156
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (d)	12,605,000	13,281,388
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2028 (d)	600,000	638,357
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2025 (d)	625,000	628,323
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2027 (d)	1,350,000	1,402,494
Port Auth NY & NJ Series 188, 5% 5/1/2025 (d)	1,980,000	1,997,523
Port Auth NY & NJ Series 193, 5% 10/15/2025 (d)	4,015,000	4,089,267
Port Auth NY & NJ Series 193, 5% 10/15/2027 (d)	7,425,000	7,540,315
Port Auth NY & NJ Series 193, 5% 10/15/2029 (d)	1,350,000	1,370,551
Port Auth NY & NJ Series 223, 5% 7/15/2025 (d)	1,500,000	1,519,434
Port Auth NY & NJ Series 223, 5% 7/15/2026 (d)	2,250,000	2,336,394
Port Auth NY & NJ Series 223, 5% 7/15/2027 (d)	3,055,000	3,207,433
Port Auth NY & NJ Series 223, 5% 7/15/2028 (d)	2,500,000	2,665,098
Port Auth NY & NJ Series 242, 5% 12/1/2027 (d)	2,700,000	2,852,468
Port Auth NY & NJ Series 242, 5% 12/1/2028 (d)	11,915,000	12,773,239
Syracuse Regional Airport Authority 5% 7/1/2025 (d)	750,000	756,869
Syracuse Regional Airport Authority 5% 7/1/2026 (d)	1,145,000	1,173,692
Syracuse Regional Airport Authority 5% 7/1/2027 (d)	1,515,000	1,575,277
		103,400,881
TOTAL NEW YORK		323,942,467
NORTH CAROLINA - 1.4%
Education - 0.0%
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2025	260,000	262,251
Escrowed/Pre-Refunded - 0.1%
New Hanover Cnty NC Hosp Rev 5% 10/1/2026 (Escrowed to Maturity)	1,360,000	1,426,329
New Hanover Cnty NC Hosp Rev Series 2017, 5% 10/1/2025 (Escrowed to Maturity)	1,115,000	1,139,763
		2,566,092
General Obligations - 0.1%
Asheville NC Spl Oblig (Asheville N C Proj.) 5% 4/1/2025	1,530,000	1,544,987
Health Care - 0.4%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	1,570,000	1,705,908
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	7,335,000	7,281,179
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (b)	1,110,000	1,138,813
		10,125,900
Housing - 0.2%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) 4% 7/1/2050	3,735,000	3,774,867
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	1,200,000	1,327,932
		5,102,799
Transportation - 0.5%
Charlotte NC Arpt Rev Series 2019B, 5% 7/1/2027 (d)	735,000	771,139
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2027 (d)	4,500,000	4,721,260
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2028 (d)	1,675,000	1,783,887
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2029 (d)	865,000	934,566
North Carolina St Grant Antic Rev Series 2021, 5% 3/1/2027	2,305,000	2,443,813
North Carolina St Grant Antic Rev Series 2021, 5% 3/1/2028	2,375,000	2,574,278
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (d)	355,000	371,405
		13,600,348
Water & Sewer - 0.1%
Union Cnty NC Enterprise Sys Rev Series 2021, 5% 6/1/2026	750,000	781,344
Union Cnty NC Enterprise Sys Rev Series 2021, 5% 6/1/2027	775,000	828,114
		1,609,458
TOTAL NORTH CAROLINA		34,811,835
NORTH DAKOTA - 0.2%
Housing - 0.2%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	1,195,000	1,178,754
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	3,545,000	3,487,160
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	430,000	476,394
		5,142,308
TOTAL NORTH DAKOTA		5,142,308
OHIO - 2.1%
Education - 0.0%
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	1,345,000	1,294,377
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2021A, 5% 2/15/2026	300,000	309,692
American Mun Pwr Rev Series 2021A, 5% 2/15/2027	400,000	423,139
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	3,615,000	3,904,409
American Mun Pwr Rev Series 2023A, 5% 2/15/2029	4,555,000	5,019,782
		9,657,022
Escrowed/Pre-Refunded - 0.0%
Univ Akron Ohio Gen Rcpt 5% 1/1/2025 (Escrowed to Maturity)	1,100,000	1,104,370
General Obligations - 0.1%
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) 5% 10/1/2026	1,750,000	1,841,464
Health Care - 0.9%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5% 11/15/2024	1,955,000	1,957,074
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2026	375,000	388,223
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2027	185,000	194,521
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 5% 11/15/2028	1,075,000	1,112,556
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2027	1,000,000	1,059,280
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2028	1,000,000	1,079,064
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2027	575,000	609,086
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2028	1,295,000	1,397,388
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2032	6,150,000	7,063,880
Ohio St Hosp Rev (Cleveland Clinic Foundtn (The) Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	3,920,000	3,884,523
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2025	2,065,000	2,074,357
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2026	1,285,000	1,313,320
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	1,515,000	1,573,874
		23,707,146
Housing - 0.6%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	195,000	198,616
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	14,390,000	14,287,595
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,530,000	1,708,025
		16,194,236
Transportation - 0.1%
Cleveland OH Arpt Sys Rev 5% 1/1/2025 (Assured Guaranty Municipal Corp Insured)	1,225,000	1,229,617
Cleveland OH Arpt Sys Rev 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	490,000	492,457
		1,722,074
TOTAL OHIO		55,520,689
OKLAHOMA - 0.6%
General Obligations - 0.6%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	14,520,000	14,607,593
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	280,000	312,384
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	305,000	348,611
		660,995
Transportation - 0.0%
Oklahoma St Tpk Auth Tpk Rev Series 2017 D, 5% 1/1/2025	775,000	778,479
TOTAL OKLAHOMA		16,047,067
OREGON - 0.3%
General Obligations - 0.1%
Salem Keizer School Dist 0% 6/15/2028	2,300,000	2,013,684
Health Care - 0.0%
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2024	200,000	200,000
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2025	225,000	228,027
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2026	150,000	154,486
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2027	150,000	156,264
		738,777
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2020 A, 3.5% 1/1/2051	2,350,000	2,349,103
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2026 (d)	1,515,000	1,563,647
Port of Portland Arpt Rev 5% 7/1/2029 (d)	430,000	464,385
		2,028,032
TOTAL OREGON		7,129,596
PENNSYLVANIA - 2.6%
Education - 0.0%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% 12/1/2031	970,000	465,600
Electric Utilities - 0.3%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5% 8/1/2030	1,150,000	1,290,488
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5% 8/1/2031	1,120,000	1,268,798
Philadelphia PA Gas Wks Rev Series SEVENTEENTH B, 5% 8/1/2030	2,000,000	2,244,327
Philadelphia PA Gas Wks Rev Series SEVENTEENTH B, 5% 8/1/2031	2,600,000	2,945,425
		7,749,038
General Obligations - 0.6%
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2025	1,150,000	1,165,708
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	4,065,000	4,108,998
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	6,055,000	6,123,184
Pennsylvania St Gen. Oblig. Series 2019, 5% 7/15/2028	1,760,000	1,927,355
Pennsylvania St Gen. Oblig. Series 2019, 5% 7/15/2029	1,395,000	1,559,051
Philadelphia PA Sch Dist 5% 9/1/2025	1,200,000	1,220,159
Philadelphia PA Sch Dist 5% 9/1/2025	700,000	711,759
Philadelphia PA Sch Dist 5% 9/1/2026	750,000	779,981
Reading PA Sch Dist Series 2017, 5% 3/1/2025 (Assured Guaranty Municipal Corp Insured)	320,000	322,438
Reading PA Sch Dist Series 2017, 5% 3/1/2026 (Assured Guaranty Municipal Corp Insured)	260,000	268,558
Reading PA Sch Dist Series 2017, 5% 3/1/2027 (Assured Guaranty Municipal Corp Insured)	250,000	262,695
Reading PA Sch Dist Series 2017, 5% 3/1/2028 (Assured Guaranty Municipal Corp Insured)	245,000	257,552
		18,707,438
Health Care - 0.9%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	3,420,000	3,558,000
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 C, 5% tender 4/1/2043 (b)	3,625,000	3,982,483
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	2,650,000	2,921,498
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2029	1,000,000	1,084,767
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2016 C, 5% 8/15/2025	2,855,000	2,909,541
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	8,475,000	9,343,280
		23,799,569
Housing - 0.2%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	515,000	513,718
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 3% 10/1/2051	5,305,000	5,210,862
		5,724,580
Transportation - 0.6%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2026 (d)	1,750,000	1,790,976
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (d)	2,000,000	2,078,697
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2028 (d)	2,250,000	2,375,874
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2025	860,000	882,560
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2026	1,000,000	1,053,295
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2027	750,000	808,226
Philadelphia PA Airport Rev 5% 7/1/2025 (d)	1,700,000	1,719,350
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (d)	3,100,000	3,298,133
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2029 (d)	1,830,000	1,974,659
		15,981,770
Water & Sewer - 0.0%
Allegheny Cnty PA San Auth Swr 4% 6/1/2025	200,000	201,171
TOTAL PENNSYLVANIA		72,629,166
PUERTO RICO - 0.5%
General Obligations - 0.2%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.375% 7/1/2025	3,175,488	3,194,006
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	2,265,000	2,445,715
		5,639,721
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (e)	7,500,000	7,835,385
TOTAL PUERTO RICO		13,475,106
RHODE ISLAND - 0.8%
Education - 0.3%
Rhode Island St Student Ln 5% 12/1/2025 (d)	845,000	861,398
Rhode Island St Student Ln 5% 12/1/2026 (d)	1,200,000	1,245,443
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (d)	355,000	354,725
Rhode Island St Student Ln Series 2019, 5% 12/1/2024 (d)	1,275,000	1,277,539
Rhode Island St Student Ln Series 2019, 5% 12/1/2025 (d)	1,900,000	1,936,870
Rhode Island St Student Ln Series 2019, 5% 12/1/2026 (d)	1,000,000	1,037,869
Rhode Island St Student Ln Series 2019, 5% 12/1/2028 (d)	510,000	545,449
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2027 (d)	900,000	948,262
		8,207,555
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,115,525
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2031 (Build America Mutual Assurance Co Insured)	1,000,000	1,126,917
		2,242,442
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2016, 5% 5/15/2025	5,385,000	5,428,563
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	835,000	834,565
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	390,000	392,703
		1,227,268
Tobacco Bonds - 0.2%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2026	3,425,000	3,461,196
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	980,000	990,682
		4,451,878
TOTAL RHODE ISLAND		21,557,706
SOUTH CAROLINA - 0.9%
Electric Utilities - 0.4%
South Carolina St Svc Auth Rev Series 2021A, 5% 12/1/2026	670,000	703,145
South Carolina St Svc Auth Rev Series 2021A, 5% 12/1/2027	750,000	803,570
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2024	1,400,000	1,402,722
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2025	500,000	510,880
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2026	500,000	524,735
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2027	450,000	482,142
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2028	800,000	872,274
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2029	625,000	692,761
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2030	755,000	843,626
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2031	1,000,000	1,130,001
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2032	1,750,000	1,992,693
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2032	245,000	278,977
South Carolina St Svc Auth Rev Series A, 5% 12/1/2025	1,000,000	1,009,797
		11,247,323
Escrowed/Pre-Refunded - 0.4%
South Carolina St Ports Auth Series 2015, 5% 7/1/2045 (Pre-refunded to 7/1/2025 at 100) (d)	2,910,000	2,950,727
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2050 (Pre-refunded to 7/1/2025 at 100) (d)	4,805,000	4,881,076
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2055 (Pre-refunded to 7/1/2025 at 100) (d)	2,310,000	2,346,574
		10,178,377
General Obligations - 0.0%
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2026	1,075,000	1,089,568
York Cnty SC Sch Dist No 4 Fort Mill Series 2020C, 1.25% 3/1/2031	1,005,000	854,578
		1,944,146
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	730,000	737,967
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	940,000	1,049,689
		1,787,656
TOTAL SOUTH CAROLINA		25,157,502
SOUTH DAKOTA - 0.0%
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	610,000	675,854
TENNESSEE - 1.4%
Electric Utilities - 0.6%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2027	1,000,000	1,067,956
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2030	3,375,000	3,815,752
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2033	2,000,000	2,356,456
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2027	3,495,000	3,732,511
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2032	3,585,000	4,166,766
		15,139,441
Health Care - 0.1%
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2024B, 5% tender 9/1/2049 (b)	3,550,000	3,832,358
Housing - 0.1%
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2021 3A, 3% 1/1/2052	1,365,000	1,344,606
Transportation - 0.6%
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2026 (d)	2,000,000	2,069,411
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2027 (d)	2,435,000	2,552,103
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2028 (d)	3,125,000	3,324,731
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2029 (d)	3,800,000	4,100,385
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2030 (d)	3,000,000	3,247,305
		15,293,935
TOTAL TENNESSEE		35,610,340
TEXAS - 13.0%
Education - 0.4%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) Series 2016 A, 5% 4/1/2026	2,425,000	2,490,224
Texas Technical College Sys Fing Rev 5% 8/1/2030 (Assured Guaranty Municipal Corp Insured)	4,690,000	5,258,831
Texas Technical College Sys Fing Rev 5% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	2,000,000	2,297,962
		10,047,017
Electric Utilities - 0.7%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2021, 5% 5/15/2025	1,315,000	1,331,721
Lower Colorado River Authority Series 2022, 5% 5/15/2027 (Assured Guaranty Municipal Corp Insured)	1,385,000	1,473,618
Lubbock TX Elec Lt & Pwr Sys Rev 5% 4/15/2027	1,450,000	1,534,352
San Antonio TX Elec & Gas Rev 1.125% tender 12/1/2045 (b)	10,810,000	10,140,639
San Antonio TX Elec & Gas Rev 2% tender 2/1/2049 (b)	3,250,000	3,084,301
		17,564,631
General Obligations - 5.6%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,121,610
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,136,571
Bastrop Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,292,309
Birdville TX Indpt Sch Dist Series 2021, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	800,000	826,734
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	1,440,000	1,444,988
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	2,530,000	2,623,939
Brazos Cnty Tex Gen. Oblig. 1.5% 9/1/2032	1,335,000	1,101,320
City of Coppell TX Gen. Oblig. Series 2020, 1% 2/1/2031	1,395,000	1,147,006
City of Coppell TX Gen. Oblig. Series 2020, 1.125% 2/1/2032	1,405,000	1,127,477
City of Waco TX Gen. Oblig. 1.5% 2/1/2031	3,770,000	3,244,787
Clint Tex Indpt Sch Dist Series 2015A, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,600,000	1,613,161
Comal Cnty Tex Gen. Oblig. Series 2017, 4% 2/1/2026	1,780,000	1,815,073
Comal Tex Indpt Sch Dist Series 2020, 1.5% 2/1/2031 (Permanent Sch Fund of Texas Guaranteed)	7,135,000	6,232,020
Denton Independent School District Series 2016, 0% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed)	1,610,000	1,569,950
Denton TX Gen. Oblig. Series 2020 A, 5% 2/15/2026	1,025,000	1,058,269
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2031	1,325,000	1,212,588
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2028	1,665,000	1,820,092
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2029	1,000,000	1,113,571
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2030	1,000,000	1,127,814
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2031	1,250,000	1,425,822
Fort Bend TX Indpt Sch Dist 0.875% tender 8/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	9,225,000	9,037,896
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	2,900,000	2,740,194
Fort Worth TX Gen. Oblig. Series 2020, 5% 3/1/2026	3,800,000	3,933,196
Goose Creek TX Cons Indpt Sch 0.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	3,500,000	3,359,433
Hallsville TX Indpt Sch Dist Series 2020, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,102,221
Harris County Hospital District Gen. Oblig. Series 2016, 3% 2/15/2031	2,650,000	2,638,572
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	650,000	688,218
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	650,000	703,791
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,105,094
Houston TX Gen. Oblig. Series 2017 A, 5% 3/1/2027	1,545,000	1,637,173
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,673,274
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,262,603
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed)	4,535,000	5,197,340
Hutto TX Indpt Sch Dist Series 2015, 2% tender 2/1/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	1,250,000	1,239,133
Kilgore TX Indpt Sch Dist Series 2020, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,075,000	1,109,302
Leander Independent School District Series 2023A, 0% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	5,630,000	4,588,904
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,244,392
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	500,000	552,328
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,685,621
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	750,000	810,958
Mckinney Tex Indpt Sch Dist Series 2021, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,375,820
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2028 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	1,825,000	1,974,796
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2029 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	1,605,000	1,772,973
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	3,065,000	3,444,283
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	4,555,000	5,182,807
Midway TX Indpt Sch Dist 4% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,483,051
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	3,395,000	3,465,900
Northside TX Indpt Sch Dist (Permanent Sch Fund Of Texas Proj.) Series 2020, 0.7% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	11,510,000	11,323,889
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	9,485,000	9,631,946
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,373,626
Pharr San Juan Alamo TX Isd Series 2016, 5% 2/1/2026 (Permanent Sch Fund of Texas Guaranteed)	1,130,000	1,138,389
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2027	1,020,000	1,093,108
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2028	1,070,000	1,170,753
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2029	1,120,000	1,248,259
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2027	3,000,000	3,210,874
Texas State Gen. Oblig. Series 2020 B, 3% 8/1/2025 (d)	4,610,000	4,595,255
Texas State Gen. Oblig. Series 2020 B, 3% 8/1/2026 (d)	4,845,000	4,849,030
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2027 (d)	5,085,000	5,205,787
Waxahachie TX Indpt Sch Dist 3% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,905,000	1,908,451
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2025 (Permanent Sch Fund of Texas Guaranteed)	600,000	601,568
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2026 (Permanent Sch Fund of Texas Guaranteed)	850,000	865,065
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,135,270
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	900,000	940,602
		151,356,246
Health Care - 1.7%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2016, 5% 11/15/2025	1,500,000	1,533,591
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,320,000	2,544,231
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2049 (b)	6,545,000	6,864,245
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2054	10,000,000	10,915,929
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2014A, 5% 12/1/2026	1,085,000	1,088,785
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2020 C 3, 5% tender 6/1/2032 (b)	7,000,000	7,341,439
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Medical Center,Tx Proj.) 0.9% tender 5/15/2050 (b)	4,845,000	4,751,023
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	4,490,000	4,617,015
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 5% 2/15/2026	1,465,000	1,512,042
		41,168,300
Housing - 0.2%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,900,000	4,358,830
Special Tax - 0.6%
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	16,470,000	15,700,905
Transportation - 3.2%
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2024 (d)	675,000	675,669
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2025 (d)	650,000	663,109
Central TX Regl Mobility Auth Rev 5% 1/1/2026	2,800,000	2,876,574
Central TX Regl Mobility Auth Rev 5% 1/1/2027	6,865,000	7,019,747
Central TX Regl Mobility Auth Rev Series 2020F, 5% 1/1/2025	4,455,000	4,463,387
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2025 (d)	1,550,000	1,568,795
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2026 (d)	500,000	516,920
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2027 (d)	905,000	948,523
City of Houston TX Airport System Revenue Series 2020 B, 5% 7/1/2026	2,250,000	2,343,757
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2026	2,595,000	2,730,368
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	10,430,000	11,176,907
Love Field TX Arpt Mod Rev 5% 11/1/2024 (d)	2,615,000	2,617,230
Love Field TX Arpt Mod Rev 5% 11/1/2025 (d)	3,920,000	3,995,959
Love Field TX Arpt Mod Rev 5% 11/1/2026 (d)	2,845,000	2,943,478
Love Field TX Arpt Mod Rev 5% 11/1/2027 (d)	2,885,000	3,032,552
Love Field TX Arpt Mod Rev 5% 11/1/2028 (d)	11,150,000	11,889,939
Love Field TX Arpt Mod Rev 5% 11/1/2029 (d)	11,705,000	12,642,718
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (d)	1,075,000	1,097,416
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (d)	1,960,000	1,992,165
North TX Twy Auth Rev 5% 1/1/2029	1,970,000	2,161,025
San Antonio TX Arpt Sys Rev 5% 7/1/2025 (d)	1,250,000	1,265,622
San Antonio TX Arpt Sys Rev 5% 7/1/2025 (d)	1,350,000	1,366,872
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (d)	1,500,000	1,552,059
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (d)	1,460,000	1,510,671
		83,051,462
Water & Sewer - 0.6%
City of El Paso TX Water & Sewer Revenue Series 2017, 5% 3/1/2030	1,750,000	1,844,078
City of El Paso TX Water & Sewer Revenue Series 2020, 3% 3/1/2030	1,150,000	1,152,859
Plano Tex Wtrwks & Swr Sys Rev 4% 5/1/2028	1,110,000	1,166,401
Texas Wtr Dev Brd Series 2016, 4% 10/15/2030	4,600,000	4,685,500
Texas Wtr Dev Brd Series 2016, 5% 4/15/2029	7,500,000	7,841,866
Texas Wtr Dev Brd Series 2022, 5% 8/1/2030	1,210,000	1,373,257
		18,063,961
TOTAL TEXAS		341,311,352
UTAH - 0.8%
General Obligations - 0.1%
Ogden City School District 1.25% 6/15/2031 (Utah St Guaranteed)	1,730,000	1,433,036
Health Care - 0.5%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	13,205,000	13,609,103
Transportation - 0.2%
Salt Lake City UT Arpt Rev 5% 7/1/2025	530,000	538,007
Salt Lake City UT Arpt Rev 5% 7/1/2026	1,150,000	1,196,916
Salt Lake City UT Arpt Rev 5% 7/1/2027	750,000	799,327
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (d)	510,000	534,526
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2026 (d)	2,550,000	2,629,680
		5,698,456
TOTAL UTAH		20,740,595
VERMONT - 0.2%
Education - 0.1%
Vermont St Stud Assit Corp 5% 6/15/2026 (d)	1,045,000	1,073,618
Vermont St Stud Assit Corp 5% 6/15/2027 (d)	350,000	363,417
Vermont St Stud Assit Corp 5% 6/15/2028 (d)	425,000	445,472
Vermont St Stud Assit Corp 5% 6/15/2029 (d)	400,000	423,620
Vermont St Stud Assit Corp Series A, 5% 6/15/2027 (d)	560,000	581,467
		2,887,594
Housing - 0.1%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	1,715,000	1,685,704
TOTAL VERMONT		4,573,298
VIRGINIA - 0.8%
Electric Utilities - 0.4%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	1,975,000	2,023,857
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008B, 0.75% tender 11/1/2035 (b)	6,750,000	6,496,137
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) 0.75% tender 10/1/2040 (b)	3,000,000	2,887,172
		11,407,166
General Obligations - 0.1%
County of Loudoun VA Gen. Oblig. Series 2016 A, 2.5% 12/1/2028	1,345,000	1,331,025
Health Care - 0.2%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2025	500,000	506,807
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	1,065,000	1,166,646
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	875,000	949,024
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2025	980,000	991,006
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2026	1,680,000	1,734,300
		5,347,783
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	1,055,000	1,103,264
Transportation - 0.1%
Norfolk VA Arpt Auth Rev 5% 7/1/2027	750,000	795,218
Norfolk VA Arpt Auth Rev 5% 7/1/2028	1,000,000	1,081,197
		1,876,415
TOTAL VIRGINIA		21,065,653
WASHINGTON - 2.3%
Electric Utilities - 0.1%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured)	1,615,000	1,454,787
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2025	660,000	662,895
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2026	390,000	401,633
		2,519,315
Escrowed/Pre-Refunded - 0.0%
Port Seattle WA Rev Series B, 5% 3/1/2025 (Pre-refunded to 11/12/2024 at 100)	450,000	450,761
General Obligations - 0.2%
King Cnty Wash Hsg Auth Hsg Rev Series 2019, 4% 11/1/2024 (King County WA Guaranteed)	1,075,000	1,075,271
King Cnty Wash Hsg Auth Hsg Rev Series 2019, 4% 11/1/2025 (King County WA Guaranteed)	1,260,000	1,275,745
King Cnty Wash Hsg Auth Hsg Rev Series 2019, 4% 11/1/2030 (King County WA Guaranteed)	1,575,000	1,631,005
		3,982,021
Health Care - 0.3%
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2025	1,450,000	1,465,127
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2026	2,560,000	2,621,395
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2027	2,425,000	2,520,498
		6,607,020
Housing - 0.2%
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	380,000	397,216
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	760,000	779,200
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 3% 6/1/2025	830,000	828,046
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2028	375,000	387,867
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2030	575,000	595,748
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2031	450,000	458,557
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	1,545,000	1,477,923
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	1,290,000	1,336,870
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2025 (WA Single Family Prog 11/1/10 Guaranteed)	915,000	936,471
Washington St Hsg Fin Comm Series 2021 2N, 5% 6/1/2027 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	527,917
		7,725,815
Transportation - 0.7%
Port Seattle WA Rev Series 2019, 5% 4/1/2025 (d)	2,700,000	2,718,622
Port Seattle WA Rev Series 2021C, 5% 8/1/2025 (d)	2,660,000	2,695,260
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (d)	3,655,000	3,780,518
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (d)	2,260,000	2,369,976
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (d)	6,320,000	6,729,420
		18,293,796
Water & Sewer - 0.8%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	21,845,000	21,204,658
TOTAL WASHINGTON		60,783,386
WEST VIRGINIA - 0.2%
Electric Utilities - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) 1% tender 1/1/2041 (b)(d)	5,650,000	5,470,453
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	780,000	783,565
		6,254,018
TOTAL WEST VIRGINIA		6,254,018
WISCONSIN - 2.0%
General Obligations - 0.8%
Madison WI Gen. Oblig. Series 2020 A, 1.375% 10/1/2030	7,065,000	6,159,621
Milwaukee WI Gen. Oblig. Series 2018 N4, 5% 4/1/2025	7,860,000	7,921,383
Wisconsin St Gen. Oblig. Series 2025 2, 5% 5/1/2028 (c)	7,360,000	7,914,697
		21,995,701
Health Care - 1.2%
Public Fin Auth WI Revenue (Prime Healthcare Foundation Inc Proj.) Series 2018A, 5% 12/1/2027	760,000	775,543
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2027	1,085,000	1,127,667
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,210,000	1,241,736
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2029	1,765,000	1,855,165
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) 5% tender 2/15/2051 (b)	5,000,000	5,140,828
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,635,000	1,792,389
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	3,670,000	3,791,035
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	2,675,000	2,740,908
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	1,125,000	1,233,359
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5% 2/15/2029	13,090,000	14,057,775
		33,756,405
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	1,160,000	1,142,347
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) 0.81% tender 11/1/2052 (b)	665,000	650,641
		1,792,988
TOTAL WISCONSIN		57,545,094
WYOMING - 0.0%
Health Care - 0.0%
Laramie WY (Cheyenne Regional Med Center Proj.) Series 2021, 4% 5/1/2027	370,000	380,014
TOTAL MUNICIPAL SECURITIES (Cost $2,631,879,594)		2,605,444,840

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $20,866,612)	3.50	20,862,440	20,866,612

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,652,746,206)	2,626,311,452
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,780,619
NET ASSETS - 100.0%	2,630,092,071

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,495,360 or 0.7% of net assets.

(f)	Level 3 security
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	19,564,600	361,154,785	359,850,532	913,027	(2,241)	-	20,866,612	0.8%
Total	19,564,600	361,154,785	359,850,532	913,027	(2,241)	-	20,866,612

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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